Deferred tax (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Details 1
Gross losses	£ 38,377	£ 26,956	£ 23,286
Unrecognised deferred tax asset	£ 6,639	£ 5,049	£ 4,191